Financial Assets and Financial Liabilities - Summary of Significant Unobservable Inputs (Level 3) Used for Recurring Fair Value Measurements and the Effect of the Measurements (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Liabilities [Roll Forward]
As of January 1, 2022	€ 2,760.4
As of January 1, 2023	3,223.5
As of December 31, 2023	2,760.4
Level 3 (Fair value) | Contingent consideration
Liabilities [Roll Forward]
As of January 1, 2022	38.8	€ 6.1
As of January 1, 2023	6.1
Purchases	31.8
Net change in fair value	0.9
As of December 31, 2023	€ 38.8